Security Cash Fund
One Security Benefit Place
Topeka, Kansas 66636-0001

Supplement Dated July 10, 2009
to Prospectus and Statement of Additional Information
Dated May 1, 2009

Effective close of business July 10, 2009, the Security Cash Fund merged into the Rydex U.S. Government Money Market Fund (Investor2 share class). The Security Cash Fund is now closed and all references to the Security Cash Fund in the Prospectus and Statement of Additional Information are hereby deleted.

Please Retain This Supplement for Future Reference